Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of exchange rate of relevant currencies
	As of December 31,		% of change
	2017	2016	2017	2016

USD 1 = NIS	3.467	3.845	(9.8)	(1.5)

Schedule of straight-line method over the estimated useful lives
%

Computers and electronic equipment	33
Furniture and office equipment	10

Schedule of derivative liability
Fair value of Right of Future Investment

Balance at 2016 Loan Origination Date (Note 8a)	$110
Change in the fair value of derivative liability	(76)

Balance at December 31, 2016	$34
Change in the fair value of derivative liability	246
Reclassification of derivative liability into equity	(280)

Balance at December 31, 2017	$-

Schedule computing basic and diluted net loss per share
	Year ended December 31,
	2017	2016

Numerator:
Net loss	$2,966	$1,139
Deemed dividend with respect to right for future investment	$3	-

Net loss available to stockholders of Common Stock	$2,969	$1,139

Denominator:
Shares of common stock used in computing basic and diluted net loss per share	3,438,842	3,022,906
Net loss per share of Ordinary Share, basic and diluted	$0.87	$0.38

Schedule of accumulated other comprehensive income (loss)

Total accumulated other comprehensive income (loss)

Balance at December 31, 2016 (*)	$5
Foreign currency translation adjustment	(78)
Unrealized gain on marketable securities	26

Balance at December 31, 2017	$(47)

(*) consist solely of the foreign currency translation adjustment

Schedule of weighted average assumptions
2016

Dividend yield	0%
Expected volatility	86.16%
Risk-free interest rates	0.43%-1.03%
Expected life (years)	2.00-4.00